Consolidated Statement of Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CLP ($) $ / shares	Dec. 31, 2018 CLP ($) $ / shares	Dec. 31, 2017 CLP ($) $ / shares
STATEMENT OF INCOME
Interest revenue		$ 2,113,548	$ 2,000,617	$ 1,886,700
Interest expense		(742,270)	(679,640)	(652,005)
Net interest income		1,371,278	1,320,977	1,234,695
Income from fees and commissions		589,172	505,114	471,702
Expense from fees and commissions		(131,870)	(145,159)	(124,028)
Net fees and commissions income		457,302	359,955	347,674
Net financial operating income		113,437	117,142	(29,661)
Foreign exchange transactions, net		30,886	2,701	104,875
Other operating income		32,315	45,295	29,959
Total operating revenues		2,005,218	1,846,070	1,687,542
Provision for loan losses		(331,601)	(249,771)	(221,255)
OPERATING REVENUES, NET OF PROVISIONS FOR LOAN LOSSES		1,673,617	1,596,299	1,466,287
Personnel expenses		(475,599)	(440,630)	(409,331)
Administrative expenses		(329,705)	(331,477)	(311,455)
Depreciation and amortization		(70,541)	(37,681)	(37,536)
Impairment property and equipment		(2,555)	(334)	(166)
Other operating expenses		(23,850)	(29,586)	(25,868)
TOTAL OPERATING EXPENSES		(902,250)	(839,708)	(784,356)
NET OPERATING INCOME		771,367	756,591	681,931
Income attributable to associates		6,039	6,811	5,511
Income before income taxes		777,406	763,402	687,442
Income taxes		(173,661)	(159,768)	(115,361)
NET INCOME FOR THE YEAR		603,745	603,634	572,081
Attributable to:
Equity holders of the parent		603,744	603,633	572,080
Non-controlling interest		$ 1	$ 1	$ 1
Net income per share from continued operations attributable to equity holders of the parent:
Basic net income per share | $ / shares		$ 5.98	$ 5.98	$ 5.66
Diluted net income per share | $ / shares		$ 5.98	$ 5.98	$ 5.66
USD
STATEMENT OF INCOME
Interest revenue	$ 2,811,018
Interest expense	(987,219)
Net interest income	1,823,799
Income from fees and commissions	783,598
Expense from fees and commissions	(175,387)
Net fees and commissions income	608,211
Net financial operating income	150,871
Foreign exchange transactions, net	41,078
Other operating income	42,979
Total operating revenues	2,666,938
Provision for loan losses	(441,029)
OPERATING REVENUES, NET OF PROVISIONS FOR LOAN LOSSES	2,225,909
Personnel expenses	(632,546)
Administrative expenses	(438,507)
Depreciation and amortization	(93,820)
Impairment property and equipment	(3,398)
Other operating expenses	(31,721)
TOTAL OPERATING EXPENSES	(1,199,992)
NET OPERATING INCOME	1,025,917
Income attributable to associates	8,032
Income before income taxes	1,033,949
Income taxes	(230,969)
NET INCOME FOR THE YEAR	802,980
Attributable to:
Equity holders of the parent	802,980
Non-controlling interest	$ 1,000
Net income per share from continued operations attributable to equity holders of the parent:
Basic net income per share | $ / shares	$ 0.01
Diluted net income per share | $ / shares	$ 0.01